Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2007	$ 42,421	$ 20,930	$ 24,282	$ (3,765)	$ 974
Balance (in Shares) at Dec. 31, 2007		4,501,000
Comprehensive income:
Net income (loss)	1,546			1,546
Unrealized holding gains (losses) on available-for-sale securities, net of taxes	(94)				(94)
Unrealized holding gains (losses) on interest rate swaps, net of taxes	1,159				1,159
Total comprehensive income (loss)	2,611
Share-based compensation expense	665		665
Eleven-for-ten stock split, effected in the form of a 10% stock dividend		2,093	(2,093)
Eleven-for-ten stock split, effected in the form of a 10% stock dividend (in Shares)		450,098
Balance at Dec. 31, 2008	45,697	23,023	22,854	(2,219)	2,039
Balance (in Shares) at Dec. 31, 2008		4,951,098
Comprehensive income:
Net income (loss)	577			577
Unrealized holding gains (losses) on available-for-sale securities, net of taxes	261				261
Unrealized holding gains (losses) on interest rate swaps, net of taxes	(1,082)				(1,082)
Total comprehensive income (loss)	(244)
Share-based compensation expense	642		642
Balance at Dec. 31, 2009	46,095		23,496	(1,642)	1,218
Comprehensive income:
Net income (loss)	330			330
Unrealized holding gains (losses) on available-for-sale securities, net of taxes	469				469
Unrealized holding gains (losses) on interest rate swaps, net of taxes	(394)				(394)
Total comprehensive income (loss)	405
Share-based compensation expense	190
Balance at Jun. 30, 2010	46,690	23,023	23,686	(1,312)	1,293
Balance (in Shares) at Jun. 30, 2010		4,951,098
Balance at Dec. 31, 2009	46,095	23,023	23,496	(1,642)	1,218
Balance (in Shares) at Dec. 31, 2009		4,951,098
Comprehensive income:
Net income (loss)	(7,859)			(7,859)
Unrealized holding gains (losses) on available-for-sale securities, net of taxes	(1,515)				(1,515)
Unrealized holding gains (losses) on interest rate swaps, net of taxes	(641)				(641)
Total comprehensive income (loss)	(10,015)
Issuance of common stock, net of costs	140,211	107,415	32,796
Issuance of common stock, net of costs (in Shares)		23,100,000
Share-based compensation expense	810		810
Balance at Dec. 31, 2010	177,101	130,438	57,102	(9,501)	(938)
Balance (in Shares) at Dec. 31, 2010		28,051,098
Comprehensive income:
Net income (loss)	(6,001)			(6,001)
Unrealized holding gains (losses) on available-for-sale securities, net of taxes	1,797				1,797
Unrealized holding gains (losses) on interest rate swaps, net of taxes	(282)				(282)
Total comprehensive income (loss)	(4,486)
Issuance of common stock, net of costs		568	(568)
Issuance of common stock, net of costs (in Shares)		568,260
Share-based compensation expense	969
Balance at Jun. 30, 2011	$ 173,584	$ 28,619	$ 159,890	$ (15,502)	$ 577
Balance (in Shares) at Jun. 30, 2011		28,619,358